Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,163,000
Previously Paid Amount	0.00
Total Fee Amount	4,303.61
Total Offset Amount	0.00
Net Fee	4,303.61
Narrative - Max Aggregate Offering Price	$ 31,163,000
Final Prospectus	true